Expedition Equity Fund
Expedition Equity Income Fund
Expedition Investment
   Grade Bond Fund
Expedition Tax-Free Investment
   Grade Bond Fund

Investment Shares-Class A
Investment Shares-Class B
Institutional Shares

March 1, 2000

(LOGO) [Graphic Omitted] Expedition Funds (R)

Investment Adviser: COMPASS BANK
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

[Binocular Graphic Omitted]

EXPEDITION FUNDS is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investment Shares-Class A (Class A Shares), Investment Shares-Class B (Class B Shares) and Institutional Shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment
Grade Bond Fund that you should know before investing. Please read this prospectus and keep it for future reference.

    Expedition Funds also offers shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund in separate prospectuses which are available by calling 1-800-992-2085.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                         PAGE

Expedition Equity Fund                                                      2
Expedition Equity Income Fund                                               8
Expedition Investment Grade Bond Fund                                      12
Expedition Tax Free Investment Grade Bond Fund                             18
More Information About Risk                                                22
More Information About Fund Investments                                    23
Investment Adviser                                                         24
Purchasing, Selling And Exchanging Fund Shares                             26
Distribution of Fund Shares                                                36
Dividends and Distributions                                                37
Taxes                                                                      37
Financial Highlights                                                       38
How To Obtain More Information About
   The Expedition Funds                                            Back Cover

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
    An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.
    Compass Bank serves as investment adviser and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

Risk/Return Information Common To The Funds

EACH FUND IS A MUTUAL FUND. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

    Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other INVESTMENTS. AN INVESTMENT IN EITHER FUND IS NOT A DEPOSIT OF COMPASS BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

    The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated volatility for each Fund is set forth in the fund summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Expedition Equity Fund

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FUND SUMMARY

--------------------------------------------------------------------------------
Investment Goal           Growth of capital with a secondary objective of income
--------------------------------------------------------------------------------
Investment Focus          Common stocks issued by large and medium sized
                          U.S. companies

--------------------------------------------------------------------------------
Share Price Volatility    Medium

--------------------------------------------------------------------------------
Principal Investment
 Strategy                 Investing in a blended portfolio of both growth
                          and value stocks
--------------------------------------------------------------------------------
Investor Profile          Long-term investors who want growth of capital and
                          dividend income, and are willing to accept the risks of equity investing

[Binoculars Graphic Omitted]

INVESTMENT STRATEGY OF THE
EXPEDITION EQUITY FUND

The Fund invests primarily (at least 80% of its total assets) in common stocks issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion) that the Adviser believes are attractively valued and have favorable long-term growth potential. The Fund generally seeks to diversify its investments across all major industry sectors. The Adviser's investment selection process begins with the use of quantitative screening techniques to evaluate securities based on both value characteristics (i.e., whether a company's stock market value is attractive relative to historical earnings and its prospects for future earnings and dividend growth) and momentum characteristics (such as changes in a company's earnings per share estimates). The Adviser then analyzes the fundamental characteristics of these companies to evaluate which companies hold the best prospects for future growth. These growth characteristics include factors such as above average sales or earnings growth, pricing flexibility, and superior margins and profitability trends compared to a company's industry peers.

   The Adviser monitors the companies owned by the Fund and may sell a security when there is a fundamental change in a company's outlook or when better opportunities are available within that industry sector. By blending these value and growth criteria, the Adviser attempts to lessen the Fund's volatility and avoid the cycles in performance associated with "style specific" investment management.

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PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION EQUITY FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

    The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

    The Fund is also subject to the risk that its investment approach, which seeks to identify common stocks with both growth and value characteristics, may cause it to perform differently than funds that target a specific equity market segment or that invest in other asset classes.

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PERFORMANCE INFORMATION

    The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    The periods prior to June 13, 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect expenses for the Institutional Shares of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

[BAR CHART OMITTED]
[PERCENTAGES FOLLOW]

    1994          1995       1996       1997      1998        1999
  (1.20%)        25.78%     18.61%     31.33%    28.49%      26.37%

                  BEST QUARTER                 WORST QUARTER
                     23.47%                      (12.09%)
                   (12/31/98)                   (09/30/98)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.
4

EXPEDITION EQUITY FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the S&P 500 Index, S&P MidCap 400 Index and the Lipper Large-Cap Core Funds Classification.

Equity Fund                           1 Year        5 Years   Since Inception
--------------------------------------------------------------------------------
Institutional Shares                  26.37%        26.04%*       20.23%*
--------------------------------------------------------------------------------
Class A Shares                        20.84%        24.90%**      19.36%**
--------------------------------------------------------------------------------
Class B Shares                        20.08%        25.66%***     19.99%***
--------------------------------------------------------------------------------
S&P 500 Index                         21.04%        28.55%        22.89%+
--------------------------------------------------------------------------------
S&P MidCap 400 Index                  14.72%        23.04%        18.05%+
--------------------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Classification                      22.30%        25.53%        19.91%+
--------------------------------------------------------------------------------
* Institutional Shares of the Fund were offered beginning June 13, 1997. The performance information shown prior to that date represents performance of the Adviser's similarly managed common trust fund which commenced operations on October 13, 1993. The performance of the common trust fund has been adjusted to reflect the expenses applicable to Institutional Shares.
** Class A Shares of the Fund were offered beginning November 24, 1997. The performance information shown prior to that date represents performance of Institutional Class Shares, which were offered June 13, 1997. The performance of Institutional Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees. Had that adjustment been made, performance would be lower than that shown.
*** Class B Shares of the Fund were offered beginning November 16, 1998. The performance  information shown prior to that date represents  performance of Institutional Shares, which were offered June 13, 1997. The performance of the Institutional Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares but has not been adjusted to reflect the Class B Shares' higher Rule 12b-1 fees. Had that adjustment been made, performance would be lower than that shown.
+   Since October 31, 1993.


[Graph Graphic Omitted]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The S&P MidCap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with  similar  investment  goals.
The Lipper Large-Cap Core Funds Classification is a widely-recognized average of mutual funds which invest in large-cap equity securities.

EXPEDITION EQUITY FUND

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FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                Class A   Class B Institutional
                                                 Shares   Shares     Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on           4.00%      None       None
     Purchases (as a percentage of offering price)*
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a       None       5.00%      None
    percentage of net asset value)**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on           None       None       None
    Reinvested Dividends and other Distributions
    (as a percentage of offering price)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
    redeemed, if applicable)                     None       None       None
--------------------------------------------------------------------------------
Exchange Fee                                     None       None       None
--------------------------------------------------------------------------------
 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES - CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF
   YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES CLASS B SHARES."
   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               Class A    Class B Institutional
                                                Shares     Shares   Shares
--------------------------------------------------------------------------------
Management Fees                                   .75%      .75%       .75%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees             .25%     1.00%       None
--------------------------------------------------------------------------------
Other Expenses                                    .30%      .30%       .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.30%     2.05%      1.05%
--------------------------------------------------------------------------------
For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXPEDITION EQUITY FUND


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $107           $334          $579        $1,283
--------------------------------------------------------------------------------
Class A Shares              $527           $796        $1,084        $1,905
--------------------------------------------------------------------------------
Class B Shares              $708           $943        $1,203        $2,184*
--------------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $107           $334          $579        $1,283
--------------------------------------------------------------------------------
Class A Shares              $527           $796        $1,084        $1,905
--------------------------------------------------------------------------------
Class B Shares              $208           $643        $1,103        $2,184*
--------------------------------------------------------------------------------
* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

EXPEDITION EQUITY INCOME FUND

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FUND SUMMARY

--------------------------------------------------------------------------------
Investment Goal            Long-term growth of capital, with an emphasis on
                           current income
--------------------------------------------------------------------------------
Investment Focus           Dividend-paying common stocks issued by large and
                           medium sized U.S. companies
--------------------------------------------------------------------------------
Share Price Volatility     Medium
--------------------------------------------------------------------------------
Principal Investment
   Strategy                Investing in stocks which have potential for capital
                           appreciation and an above-average dividend yield
                           relative to the Standard & Poor's 500 Index (S&P 500)
--------------------------------------------------------------------------------
Investor Profile           Long-term investors who want growth of capital and
                           income and who can tolerate share price volatility
--------------------------------------------------------------------------------

[Binoculars  Graphic Omitted]

INVESTMENT STRATEGY OF THE EXPEDITION EQUITY INCOME FUND

The Fund invests primarily (at least 65% of its total assets) in dividend-paying common stocks and other equity securities including preferred stock and convertible securities, issued by U.S. companies with medium to large market capitalization (in excess of $1 billion) that the Adviser believes are attractively valued, relative to historical earnings and dividend trends, and offer potential for moderate long-term growth. The Adviser analyzes a company's appreciation potential based on factors such as sales or earnings growth, pricing flexibility, and profitability trends compared to a company's industry peers. The Fund generally seeks to diversify its investments across all major industry sectors.

The Fund pursues the income portion of its investment goal by choosing stocks of those companies that have historical dividend yields which are higher than the dividend yield of the average company in the S&P 500, or which the Adviser believes have the ability to grow their dividends in future years. The Fund expects to hold more stocks with value characteristics (i.e., whether a company's stock market value is attractive relative to historical earnings and its prospects for future earnings and dividend growth) than growth characteristics because value stocks typically pay higher dividends.

    The Adviser monitors the companies held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.

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PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION EQUITY INCOME FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

    The Fund also invests in preferred stocks which have characteristics of both equity and fixed income securities. Since preferred stocks receive their income in a fixed or variable stream of dividends, their value tends to decrease if interest rates rise and vice versa. Also, like common stock, preferred stock's value is subject to short- or long-term fluctuations of stock prices in general. Unlike with fixed income securities, a company which issues preferred stock is under no obligation to pay dividends to the shareholder (although most preferred stock dividends accumulate and must be paid at a later date before common dividends). Although preferred stocks do evidence ownership in a company, preferred stocks usually do not carry any voting rights.

    Companies which have historically paid dividends may discontinue dividend payments or pay dividends at lower levels. This may affect the Fund's ability to produce current income.

    The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

    The convertible securities the Fund invests in have characteristics of both fixed income and equity securities. The value of securities convertible into equity securities are subject to equity risks, because the value of the convertible security tends to move with the market value of the underlying stock, as well as fixed income risks such as prevailing interest rates, the credit quality of the issuer and any call provisions of the issue.

    The Fund is also subject to the risk that its investment approach, which seeks to identify dividend-paying equity securities with both growth and value characteristics, may cause it to perform differently than funds that target a specific equity market segment or that invest in other asset classes.

EXPEDITION EQUITY INCOME FUND

[Bulls Eye Graphic Omitted]

PERFORMANCE INFORMATION

The Fund had not yet commenced operations and did, therefore, not have a full calendar year of performance information at the time this prospectus was printed.

[Dollar Sign  Graphic Omitted]

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                               Class A    Class B Institutional
                                               Shares     Shares     Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on           4.00%      None       None
     Purchases (as a percentage of offering price)*
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a       None       5.00%      None
    percentage of net asset value)**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on           None       None       None
    Reinvested Dividends and other Distributions
    (as a percentage of offering price)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
    redeemed, if applicable)                     None       None       None
--------------------------------------------------------------------------------
Exchange Fee                                     None       None       None
--------------------------------------------------------------------------------
* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES - CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF
   YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES."
   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               Class A    Class B Institutional
                                               Shares     Shares   Shares
--------------------------------------------------------------------------------
Management Fees                                   .75%      .75%       .75%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees             .25%     1.00%       None
--------------------------------------------------------------------------------
Other Expenses                                    .50%      .50%       .50%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.50%     2.25%      1.25%
--------------------------------------------------------------------------------
For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXPEDITION EQUITY INCOME FUND

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your estimated costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years
--------------------------------------------------------------------------------
Institutional Shares        $127         $  397
--------------------------------------------------------------------------------
Class A Shares              $547         $  855
--------------------------------------------------------------------------------
Class B Shares              $728         $1,003
--------------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years
--------------------------------------------------------------------------------
Institutional Shares        $127           $397
--------------------------------------------------------------------------------
Class A Shares              $547           $855
--------------------------------------------------------------------------------
Class B Shares              $228           $703
--------------------------------------------------------------------------------

EXPEDITION INVESTMENT GRADE BOND FUND
(FORMERLY EXPEDITION BOND FUND)

[Folder Graphic Omitted]

FUND SUMMARY

--------------------------------------------------------------------------------
Investment Goal            Current income
--------------------------------------------------------------------------------
Investment Focus           High grade bonds and other fixed income securities
--------------------------------------------------------------------------------
Share Price Volatility     Low to medium
--------------------------------------------------------------------------------
Principal Investment       Investing in U.S. dollar denominated bonds and
 Strategy                  other fixed income securities
--------------------------------------------------------------------------------
Investor Profile           Investors who want current income, and who are
                           willing to accept the risks of owning a portfolio
                           of fixed income securities
--------------------------------------------------------------------------------

[Binoculars  Graphic Omitted]

INVESTMENT STRATEGY OF THE EXPEDITION INVESTMENT GRADE BOND FUND

The Fund invests primarily (at least 65% of its total assets) in bonds and may invest in other fixed income securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities, as well as in U.S. corporate fixed income securities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization(s) at the time of purchase.

    The Adviser's investment selection process begins with a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted between the U.S. Treasury, government agency and corporate sectors. The Adviser maintains a relatively "duration neutral" posture, meaning it does not attempt to anticipate future interest rate changes and does not significantly adjust the duration of the Fund. The Fund's average weighted maturity will be maintained at 3 to 7 years. The individual maturity is limited to 10 years for all securities, except mortgage backed securities, which have no individual maturity limit. The Adviser conducts credit analysis of the corporate issues it buys and diversifies the Fund's investments in corporate debt among the major industry sectors. The Adviser monitors the sector weighting of the Fund and may sell a security when there is a fundamental change in a company's or sector's outlook or when better opportunities become available. If a security's credit rating is downgraded, the Adviser will promptly review that security and take appropriate action, including the possible sale of that security.

EXPEDITION INVESTMENT GRADE BOND FUND

[LIFE PRESERVER GRAPHIC OMITTED]

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION INVESTMENT GRADE BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

    The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

    Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

    The Fund is also subject to the risk that its investment approach, which focuses on a blend of U.S. government and U.S. corporate fixed income securities, may cause it to perform differently than funds that target other fixed income market segments or that invest in other asset classes.

EXPEDITION INVESTMENT GRADE BOND FUN

[BULLS EYE GRAPHIC OMITTED]


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

    This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.*

[BAR CHART OMITTED]
[PERCENTAGES FOLLOW]

    1993          1994       1995       1996      1997      1998          1999
    6.73%        (1.51%)     12.52%     2.76%     6.76%     7.44%        (0.83%)

                      BEST QUARTER           WORST QUARTER
                          4.39%                 (2.42%)
                        (9/30/98)             (03/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.
14

EXPEDITION INVESTMENT GRADE BOND FUND

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Lehman Brothers Intermediate Government/ Corporate Bond Index and the Lipper Short/Intermediate Government Bond Average.

Expedition Investment Grade Bond Fund    1 Year      5 years  Since Inception
--------------------------------------------------------------------------------
Institutional Shares                     (0.68)%      5.74%***     5.27%***
--------------------------------------------------------------------------------
Class A Shares                           (4.80)%      4.77%        4.65%*
--------------------------------------------------------------------------------
Class B Shares                           (6.16)%      5.81%**      5.42%**
--------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/  0.39%       7.09%        6.42%+
    Corporate Bond Index
--------------------------------------------------------------------------------
Lipper Short/Intermediate Government
    Bond Average                          0.64%       6.00%        5.37%+
--------------------------------------------------------------------------------
 *  Since April 20, 1992.
** Class B Shares were offered beginning November 16, 1998. The performance information shown prior to that represents performance of Class A Shares, which were offered beginning April 20, 1992. Class A Shares' performance has been adjusted in year one to reflect Class B Shares' maximum contingent deferred sales charge, but has not been adjusted to reflect Class B Shares' higher Rule 12b-1 fees. Had that adjustment been made, performance would be lower than that shown.
*** Institutional Class Shares were offered beginning June 16, 1997. The performance information shown prior to that represents performance of Class A Shares, which were offered beginning April 20, 1992. Class A Shares' performance reflects the maximum front-end sales charge and reflects
    Class A Shares' Rule 12b-1 fees neither of which applies to Institutional Shares.
 +  Since April 30, 1992

[Graph  Graphic  Omitted]  WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted  (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury  securities,  U.S.  government
agency obligations,   corporate  debt  backed  by  the  U.S. government,
fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The Lipper Short/Intermediate Government Bond Average is a widely recognized average of mutual funds which invest in fixed income obligations of the U.S. Government, with maturities of one to five years.

EXPEDITION INVESTMENT GRADE BOND FUND

[Dollar Sign  Graphic Omitted]

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                               Class A    Class B  Institutional
                                               Shares     Shares   Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed              4.00%      None       None
    on Purchases (as a percentage of offering price)*
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)              None     5.00%       None
    (as a percentage of net asset value)**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on            None      None       None
    Reinvested Dividends and other Distributions
    (as a percentage of offering price)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
    redeemed, if applicable)                      None      None       None
--------------------------------------------------------------------------------
Exchange Fee                                      None      None       None
--------------------------------------------------------------------------------
* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES - CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF
   YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                 Class A  Class B  Institutional
                                                 Shares    Shares     Shares
--------------------------------------------------------------------------------
Management Fees                                   .50%      .50%       .50%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees             .25%     1.00%       None
--------------------------------------------------------------------------------
Other Expenses                                    .40%      .40%       .40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.15%     1.90%       .90%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL OPERATING EXPENSES SHOULD BE LESS THAN THE AMOUNT SHOWN BECAUSE THE ADVISER INTENDS TO WAIVE 0.10% OF ITS FEES. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS
  FEE WAIVER, THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES ARE EXPECTED TO BE:

                  CLASS A SHARES           1.05%
                  CLASS B SHARES           1.80%
                  INSTITUTIONAL SHARES      .80%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXPEDITION INVESTMENT GRADE BOND FUND

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $ 92           $287        $  498        $1,108
--------------------------------------------------------------------------------
Class A Shares              $513           $751        $1,008        $1,742
--------------------------------------------------------------------------------
Class B Shares              $693           $897        $1,126        $2,025*
--------------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Shares        $ 92           $287        $  498        $1,108
--------------------------------------------------------------------------------
Class A Shares              $513           $751        $1,008        $1,742
--------------------------------------------------------------------------------
Class B Shares              $193           $597        $1,026        $2,025*
--------------------------------------------------------------------------------

* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.
                                                                              17

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

[Folder  Graphic Omitted]

FUND SUMMARY

--------------------------------------------------------------------------------
Investment Goal         Current income exempt from Federal income tax
--------------------------------------------------------------------------------
Investment Focus        High grade municipal bonds and other fixed income
                        securities
--------------------------------------------------------------------------------
Share Price Volatility  Medium
--------------------------------------------------------------------------------
Principal Investment    Investing in municipal obligations which pay interest
Strategy                that is exempt from Federal income tax
--------------------------------------------------------------------------------
Investor Profile        Taxable investors who want current income exempt from
                        Federal income tax and who are willing to accept the
                        risks of owning a portfolio of municipal securities
--------------------------------------------------------------------------------

[Binoculars  Graphic Omitted]

INVESTMENT STRATEGY OF THE EXPEDITION
TAX-FREE INVESTMENT GRADE BOND FUND

The Fund invests substantially all (at least 80% of net assets) of its assets in municipal securities that generate income exempt from Federal income tax. These securities include securities of municipal issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. All such investments must be rated "A" or better by one or more nationally recognized rating organizations at the time of purchase. In selecting securities for the Fund, the Adviser will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Fund's average weighted maturity will be maintained at 15 years or less. If a security's credit rating is downgraded to below "A", the adviser will promptly review that security and take appropriate action, including the possible sale of that security. The Adviser monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or when better opportunities become available or if liquidity is needed. It is a fundamental policy of the Fund to invest at least 80% of its net assets in securities that are not subject to Federal tax, but it may invest up to 20% of its total assets in other fixed-income securities, including taxable securities. This policy cannot be changed without shareholder approval. The Fund will not purchase securities that pay interest subject to the alternative minimum tax.

 EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

[Life Saver  Graphic Omitted]

PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION EQUITY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Fixed income securities are also subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.
    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.
    Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
    The Fund is subject to the risk that its market segment, municipal fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

[BullsEye  Graphic Omitted]

PERFORMANCE INFORMATION

The Fund had not yet commenced operations and, therefore, did not have a full calendar year of performance information at the time this prospectus was printed.

[Dollar Sign  Graphic Omitted]
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                               Class A    Class B Institutional
                                               Shares     Shares      Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on           4.00%      None       None
    Purchases (as a percentage of offering price)*
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a       None       5.00%      None
    percentage of net asset value)**
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on           None       None       None
    Reinvested Dividends and other Distributions
    (as a percentage of offering price)
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
    redeemed, if applicable)                     None       None       None
--------------------------------------------------------------------------------
Exchange Fee                                     None       None       None
--------------------------------------------------------------------------------
 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "FRONT-END SALES CHARGES CLASS A SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN ONE YEAR OF
   YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "CONTINGENT DEFERRED SALES CHARGES CLASS B SHARES."

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                               Class A    Class B Institutional
                                                Shares     Shares   Shares
--------------------------------------------------------------------------------
Management Fees                                   .50%      .50%       .50%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees             .25%     1.00%       None
--------------------------------------------------------------------------------
Other Expenses                                    .60%      .60%       .60%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.35%     2.10%      1.10%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES SHOULD BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

                  CLASS A SHARES           1.13%
                  CLASS B SHARES           1.88%
                  INSTITUTIONAL SHARES      .88%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your estimated costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years
--------------------------------------------------------------------------------
Institutional Shares        $112           $350
--------------------------------------------------------------------------------
Class A Shares              $532           $811
--------------------------------------------------------------------------------
Class B Shares              $713           $958
--------------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                          1 Year        3 Years
--------------------------------------------------------------------------------
Institutional Shares        $112           $350
--------------------------------------------------------------------------------
Class A Shares              $532           $811
--------------------------------------------------------------------------------
Class B Shares              $213           $658
--------------------------------------------------------------------------------
                                                                              21

[Life Saver  Graphic Omitted]

 MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates. In addition to these fundamental risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Municipal Issuer Risk -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

EQUITY FUND
EQUITY INCOME FUND

INVESTMENT GRADE BOND FUND
TAX-FREE INVESTMENT GRADE BOND FUND
INVESTMENT GRADE BOND FUND
TAX-FREE INVESTMENT GRADE BOND FUND

MORE INFORMATION ABOUT FUND INVESTMENTS

[Folder Graphic Omitted]

THIS PROSPECTUS DESCRIBES THE FUNDS' PRIMARY STRATEGIES, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash, shares of money market mutual funds and short-term repurchase agreements that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER

[Pointing Hand Graphic Omitted]

THE INVESTMENT ADVISER makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' respective investment programs. The Board of Trustees of Expedition Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Funds are managed by a team of investment professionals from the Adviser's Portfolio Management Team. No one person is primarily responsible for making investment recommendations to the team.

Compass Bank, a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares) serves as the Adviser to the Funds. Compass Bank has served as an investment adviser to mutual funds since 1990. Through the Compass Asset Management Group, the Adviser and its affiliates provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1999, Compass Bank had approximately $8.4 billion in assets under administration, with investment discretion over $3.1 billion. For the fiscal year ended October 31, 1999, Compass Bank received advisory fees as a percentage of average daily net assets of:

          Equity Fund                       .75%

          Investment Grade Bond Fund        .50%

For its Advisory Services, Compass Bank is entitled to receive .75% of the Equity Income Fund's and .50% of the Investment Grade Bond Fund's average daily net assets, but may receive less due to waivers.

ADDITIONAL COMPENSATION

Compass Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Compass Bank receives compensation for acting as the Funds' investment adviser. Compass Bank and its affiliates also receive compenstion in connection with the following:

     COMMISSIONS, DISTRIBUTION AND SERVICING FEES. As described above, brokerage firms affiliated with Compass Bank, including Compass Brokerage, Inc., acting as dealer in connection with the sale of Class A or Class B shares of the Funds will be entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Class A or Class B shares are held through Compass Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Compass Brokerage, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

    CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .02% of each Fund's average daily net assets.

    SUB-ADMINISTRATION SERVICES. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to .02% of each Fund's average daily net assets.

    BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, Compass Bank, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc., which brokerage affiliates will earn commissions on these transactions.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to buy, sell (sometimes called "redeem") and exchange Class A Shares, Class B Shares and Institutional Shares of the Funds.
    Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

CLASS A SHARES
    [Bullet]    Front-end sales charge
    [Bullet]    Lower annual expenses
    [Bullet]    $1,000  minimum  initial  investment  for regular  accounts
    [Bullet]    $500 minimum initial investment for IRA accounts

CLASS B SHARES
    [Bullet]    Contingent deferred sales charge
    [Bullet]    Higher annual expenses
    [Bullet]    $1,000 minimum initial investment for regular accounts
    [Bullet]    $500 minimum initial  investment  for IRA  accounts
    [Bullet]    Automatically  convert to Class A Shares after eight years

For some investors the minimum initial investment for Class A and Class B Shares may be lower.
    Institutional Shares are available solely to individuals and entities establishing certain fiduciary, trust, agency, custody or similar relationships with the Asset Management Group of Compass Bank or trust divisions or trust companies that are affiliated with Compass Bancshares. Institutional Shares are also available for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-992-2085.

    Class A and Class B Shares are for individual and institutional investors.

PURCHASING, SELLING AND EXCHANGING FUND SHARES
[Money  Graphic Omitted]

HOW TO PURCHASE FUND SHARES

You may purchase shares by:

    [Bullet]     Mail
    [Bullet]     Telephone, or
    [Bullet]     Wire

To purchase Class A or Class B Shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-992-2085. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.
    Institutional Shares are available for eligible investors through the Asset Management Group of Compass Bank or through trust divisions or trust companies that are affiliated with Compass Bancshares or through other qualifying financial institutions. To purchase Institutional Shares, eligible Compass Asset Management Group customers should contact their authorized Compass Asset Management representative and other eligible customers should contact their financial institutions.
    You may also purchase shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.
    A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

    The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.
    Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 3:00 p.m. Central time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 3:00 p.m. Central time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.
    In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class A Shares or Class B Shares for the first time, you must invest at least $1,000 in any Fund. To open an IRA account, you must invest at least $500 in any Fund. The minimum is $25 in the case of directors, officers and employees of Compass Bancshares and its affiliates (and members of their immediate families) participating in the Systematic Investment Plan. Your subsequent investments in a Fund must be made in amounts of at least $100 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families). A Fund may accept investments of smaller amounts for either class of shares at its discretion.
    To purchase Institutional Shares, eligible Compass Asset Management Group customers should contact their Compass Asset Management Group authorized representative and other eligible customers should contact their financial institutions.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of each Fund automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $100 ($25 in the case of directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families) for each Fund. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

[Dollar Sign  Graphic Omitted]

           SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next  calculated  after the Fund receives your  request,  plus the  front-end  sales load.
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                   Your Sales Charge        Your Sales Charge
                                    as a Percentage           as a Percentage
If Your Investment is:              of Offering Price     of Your Net Investment
--------------------------------------------------------------------------------
Less than $100,000                         4.00%                   4.17%
--------------------------------------------------------------------------------
$100,000 but less                          3.50%                   3.63%
 than $250,000
--------------------------------------------------------------------------------
$250,000 but less                          2.75%                   2.83%
 than $500,000
--------------------------------------------------------------------------------
$500,000 but less                          1.00%                   1.01%
 than $1,000,000
--------------------------------------------------------------------------------
$1,000,000 and over*                       0.00%                   0.00%
--------------------------------------------------------------------------------

* EVEN THOUGH YOU DO NOT PAY A SALES CHARGE ON PURCHASES OF $1,000,000 OR MORE, THE DISTRIBUTOR MAY PAY DEALERS A 1% COMMISSION FOR THESE TRANSACTIONS.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:
[BULLET] by reinvestment of dividends and distributions;
[BULLET] by persons repurchasing shares  they  redeemed  within  the  last 30 days  (see  "Repurchase  of Class A Shares");
[BULLET] by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
[BULLET] by  directors,  officers and  employees and members of their immediate
         \family, of Compass Bancshares and its affiliates and dealers that enter into agreements with the Distributor;
[BULLET] by Trustees and officers of Expedition  Funds;
[BULLET] through wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge;
[BULLET] by persons purchasing shares of a fund through a payroll deduction plan or a qualified employee benefit retirement plan which permits purchases of shares of a Fund; or [BULLET] by a shareholder purchasing additional Class A Shares of the Investment Grade Bond Fund who previously purchased any or all of their shares prior to June 9, 1997.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may only exercise this privilege once. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us in writing and indicate on your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced

PURCHASING, SELLING AND EXCHANGING FUND SHARES

sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
    You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 4.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21).This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -
CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within 5 years after your purchase, you will pay a contingent deferred sales charge as described in the table below of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

CONTINGENT DEFERRED

                                   Sales Charge as a
                              Percentage of Dollar Amount
Year since Purchase               Subject to Charge
--------------------------------------------------------------------------------
First                                      5.00%
--------------------------------------------------------------------------------
Second                                     4.00%
--------------------------------------------------------------------------------
Third                                      3.00%
--------------------------------------------------------------------------------
Fourth                                     2.00%
--------------------------------------------------------------------------------
Fifth                                      1.00%
--------------------------------------------------------------------------------
Sixth                                      0.00%
--------------------------------------------------------------------------------
Seventh                                    0.00%
--------------------------------------------------------------------------------
Eighth*                                    0.00%
--------------------------------------------------------------------------------
* CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:
     [Bullet] to make certain required withdrawals from a retirement plan  (including  IRAs);  or
     [Bullet] because  of  death  or disability.

In addition, Class B shareholders who automatically reinvest their dividends and distributions may redeem up to 12% of the value of their shares per year, determined at the time of each redemption, without payment of a contingent deferred sales charge.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.
    From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
    The Distributor may, from time to time in its sole discretion,institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARE

[MONEY GRAPHIC OMITTED]

           HOW TO SELL YOUR FUND SHARES

Holders of Institutional Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative.
    If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-992-2085.
    You may also sell your shares by contacting your financial institution by mail or telephone. Compass Asset Management Group customers should contact their Asset Management Group authorized representative.
    If you would like to sell $40,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).
    The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Class B Shares, any applicable contingent deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

Class A shareholders with at least a $10,000 account balance, may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. YOUR PROCEEDS CAN BE WIRED TO YOUR BANK ACCOUNT (AMOUNTS LESS THAN $5,000 MAY BE SUBJECT TO A WIRE
FEE) OR SENT TO YOU BY CHECK. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions for Class A or Class B Shares the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or otherwise as permitted by the Securities and Exchange Commission ("SEC"). More information about this is in our Statement of Additional Information.

                 PURCHASING, SELLING AND EXCHANGING FUND SHARES

[Money Graphic Omitted]
           HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.
    You may also exchange shares through your financial institution by mail or telephone. Compass Asset Management Group customers should contact their Asset Management Group authorized representative. Exchange requests for Class A or Class B Shares must be for an amount of at least $1,000 ($25 for directors, officers and employees of Compass Bancshares, Inc. and members of their immediate families).
    IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' written notice.
    When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.
    You may exchange Class A Shares of any Fund for Class A Shares of any other Fund or Investment Service Shares of the Money Market Fund and Tax-Free Money Market Fund. You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Funds have adopted distribution plans for Class A and Class B Shares that allow the Funds to pay distribution and service fees for the sale and distribution of their shares, and for services provided to Class A and Class B shareholders. Because these

DISTRIBUTION OF FUND SHARES

fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and service fees as a percentage of average daily net assets are as follows:

        For Class A Shares:        .25%
        For Class B Shares:       1.00%

DIVIDENDS AND DISTRIBUTIONS

Dividends for the Investment Grade Bond Fund and the Tax-Free Investment Grade Bond Fund are declared daily and paid monthly to shareholders of record. Dividends for the Equity Fund and the Equity Income Fund are declared and paid quarterly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.
    You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.
    Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.
    The Tax-Free Investment Grade Bond Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.
MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares, Class B Shares, and Institutional Shares of each Fund. The Equity Income Fund and Tax-Free Investment Grade Bond Fund had not commenced operations as of October 31, 1999. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent public accountants. Their report, along with the Funds' financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

For the  periods  ended  October  31, For a Share  Outstanding  Throughout  each
Period.
--------------------------------------------------------------------------------

                           Net                   Realized and   Distributions               Net Asset
                      Asset Value,       Net      Unrealized      from Net    Distributions   Value,
                       Beginning     Investment Gains or Losses Investment      from         End of
                       of Period       Income    on Investment    Income     Capital Gains    Period
                     ------------    ---------- --------------  ------------ -------------- ---------
-----------------------
EXPEDITION EQUITY FUND
-----------------------
  Institutional Shares
  1999                    $10.55          --         3.13          --           (0.59)       $13.09
  1998                      9.39         0.06        1.67        (0.06)         (0.51)        10.55
  1997(1)                  10.00         0.02        0.25        (0.02)         (0.86)         9.39
  Class A Shares
  1999                    $10.58        (0.03)       3.10          --           (0.59)       $13.06
  1998(2)                   9.65         0.04        1.45        (0.05)         (0.51)        10.58
  Class B Shares
  1999(3)                 $10.82        (0.04)       2.77          --           (0.59)       $12.96
---------------------------------------------------------------------
EXPEDITION INVESTMENT GRADE BOND FUND (FORMERLY EXPEDITION BOND FUND)
---------------------------------------------------------------------
  Institutional Shares
  1999                    $10.15         0.49       (0.50)       (0.49)            --        $ 9.65
  1998                      9.85         0.51        0.30        (0.51)            --         10.15
  1997(1)                   9.69         0.19        0.16        (0.19)            --          9.85
  Class A Shares
  1999                    $10.15         0.47       (0.51)       (0.47)            --        $ 9.64
  1998                      9.85         0.49        0.30        (0.49)            --         10.15
  1997                      9.77         0.53        0.08        (0.53)            --          9.85
  1996                      9.92         0.58       (0.15)       (0.58)            --          9.77
  1995                      9.54         0.63        0.38        (0.63)            --          9.92
  Class B Shares
  1999(3)**               $10.06         0.38       (0.17)       (0.63)            --        $ 9.64

 *  Annualized
**  Per share amounts for the period are based on average outstanding shares.
 +  Returns are for the period indicated and have not been annualized.



                      --------------------------------------------------------------------------------------------------------
                                                                           Ratio        Ratio of Net
                                                                        of Expenses   Investment Income
                                                          Ratio of Net  to Average    (loss) to Average
                                              Ratio of    Investment    Net Assets       Net Assets
                                  Net Assets  Expenses   Income (loss) (Excluding        (Excluding
                        Total      End of     to Average  to Average    Waivers and     Waivers and            Portfolio
                       Return+   Period (000) Net Assets  Net Assets   Reimbursements) Reimbursements)       Turnover Rate
                       -------  ------------  ----------  ------------ --------------  ----------------     ----------------
-----------------------
EXPEDITION EQUITY FUND
-----------------------
  Institutional Shares
  1999                 30.87%    $363,694      1.05%        0.04%         1.05%            0.04%                 90.76%
  1998                 19.18%     283,170      1.08%        0.38%         1.11%            0.35%                 54.19%
  1997(1)               2.96%     237,567      1.09%*       0.53%*        1.09%*           0.53%*                64.68%
  Class A Shares
  1999                 30.16%    $  4,688      1.30%       (0.21%)        1.30%           (0.21%)                90.76%
  1998(2)              16.16%       1,911      1.29%*      (0.14%)*       1.37%*          (0.22%)*               54.19%
  Class B Shares
  1999(3)              26.13%    $  7,706      2.05%*      (0.95%)*       2.05%*          (0.95%)*               90.76%

---------------------------------------------------------------------
EXPEDITION INVESTMENT GRADE BOND FUND (FORMERLY EXPEDITION BOND FUND)
---------------------------------------------------------------------
  Institutional Shares
  1999                 (0.06%)   $ 98,889      0.90%        5.00%         1.15%            4.75%                 39.57%
  1998                  8.43%     104,953      0.94%        5.11%         1.13%            4.92%                 32.93%
  1997(1)               3.49%     101,224      1.10%*       5.05%*        1.11%*           5.04%*                69.09%
  Class A Shares
  1999                 (0.41%)   $  7,279      1.15%        4.75%         1.40%            4.50%                 39.57%
  1998                  8.25%      10,346      1.10%        4.95%         1.25%            4.80%                 32.93%
  1997                  6.41%      23,630      1.13%        5.46%         1.56%            5.03%                 69.09%
  1996                  4.44%      44,552      1.08%        5.90%         1.58%            5.40%                 77.00%
  1995                 10.94%      63,521      1.04%        6.51%         1.51%            6.04%                 79.00%
  Class B Shares
  1999(3)**             2.10%    $     214     1.90%*       4.07%*        2.15%*           3.82%*                39.57%

(1) Commenced operations on June 13, 1997.
(2) Commenced operations on November  4, 1997.
(3) Commenced operations on November 16, 1998.

                                      Notes

EXPEDITION FUNDS

Investment Shares-Class A, Investment Shares-Class B,
Institutional Shares

March 1, 2000

INVESTMENT ADVISER AND CUSTODIAN
Compass Bank
15 S. 20th Street
Birmingham, Alabama  35233

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about Expedition Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated March 1, 2000, includes detailed information about Expedition Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN  AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
BY TELEPHONE: Call 1-800-992-2085

BY MAIL: Write to us
Expedition Funds
c/o State Street Bank and Trust Company
P.O. Box 8010
Boston, Massachusetts 02266

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Expedition Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain the information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Expedition Funds' Investment Company Act registration number is 811-5900.

EXP-F-020-02

Prospectus
Expedition Money Market Fund

Expedition Tax-Free Money Market Fund
Institutional Shares

March 1, 2000

[Logo Omitted}

INVESTMENT ADVISER:     COMPASS BANK

INVESTMENT SUB-ADVISER: WEISS, PECK & GREER, L.L.C.
                        (EXPEDITION TAX-FREE MONEY MARKET FUND)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

[Binoculars graphic omitted]

Expedition Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.
Expedition Funds also offers shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund in a separate prospectus which is available by calling 1-800-992-2085.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                           Page

Money Market Fund                                                            2
Tax-Free Money Market Fund                                                   6
More Information About Fund Investments                                     10
Investment Adviser and Sub-Adviser                                          10
Purchasing, Selling and Exchanging Fund Shares                              12
Dividends and Distributions                                                 16
Taxes                                                                       16
Financial Highlights                                                        18
How To Obtain More Information About
   The Expedition Funds                                            Back Cover

SHARES OF THE EXPEDITION FUNDS ARE NOT DEPOSITS OF OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF THEIR AFFILIATES, OR ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF ALL OR A PORTION OF THE PRINCIPAL INVESTED, AND THE INVESTMENT RETURN AND VALUE OF SHARES OF THE FUNDS WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN LIQUIDATED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

EACH MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT WE CANNOT GUARANTEE THIS.

COMPASS BANK SERVES AS INVESTMENT ADVISER AND CUSTODIAN TO THE EXPEDITION FUNDS, AND COMPASS BANK AND VARIOUS OF ITS AFFILIATES MAY PROVIDE VARIOUS SERVICES TO THE FUNDS, FOR WHICH INVESTMENT ADVISORY, CUSTODIAN AND OTHER SERVICES COMPASS BANK AND/OR SUCH OTHER AFFILIATES ARE ENTITLED TO RECEIVE COMPENSATION.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.
    Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risks and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

Expedition Money Market Fund

[Porfolio folder graphic omitted]

           Fund Summary

Investment Goal          Current income consistent with stability of principal
--------------------------------------------------------------------------------
Investment Focus         Money market instruments
--------------------------------------------------------------------------------
Share Price Volatility   Very low
--------------------------------------------------------------------------------
Principal Investment     Investing in a broad range of highest quality, short-
Strategy                 term U.S. dollar denominated debt securities
--------------------------------------------------------------------------------
Investor Profile         Conservative investors who want to receive current
                         income through a liquid investment
--------------------------------------------------------------------------------
[Binoculars Graphic Omitted]

           Investment Strategy of the
           Expedition Money Market Fund

The Fund invests in a broad range of highest quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporations, supranational entities, and foreign governments. The Fund may also enter into fully collaterized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest rating category or unrated securities that the Adviser determines are of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.
    The Adviser's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality through careful credit screening as well as ongoing monitoring of each issuer and any person or company providing credit support.

[Life preserver graphic omitted]

           Principal Risks of Investing in the Expedition
           Money Market Fund

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[Target graphic omitted]

           Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.* Periods from June 9, 1997 through December 31, 1999 reflect the performance of the Institutional Shares. Periods prior to June 9, 1997 reflect performance of the Fund's Investment Service Shares. Investment Service Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Investment Service Shares has not been adjusted to reflect the lower expenses of the Institutional Shares.

    [Bar Chart Omitted]
    Plot Points are as follows:

    1991 - 5.99%
    1992 - 3.73%
    1993 - 2.77%
    1994 - 3.65%
    1995 - 5.59%
    1996 - 4.86%
    1997 - 5.17%
    1998 - 5.25%
    1999 - 4.90%

                  BEST QUARTER            WORST QUARTER
                      1.67%                   0.66%
                   (03/31/91)              (03/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. CALL 1-800-992-2085 FOR THE FUND'S CURRENT 7-DAY YIELD.

Expedition Money Market Fund

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

Institutional Shares*         1 Year          5 Years        Since Inception
--------------------------------------------------------------------------------
Money Market Fund              4.90%          5.15%*             4.96%*
--------------------------------------------------------------------------------

* INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING JUNE 9, 1997. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE FUND'S INVESTMENT SERVICE SHARES, WHICH WERE OFFERED BEGINNING FEBRUARY 5, 1990. THE PERFORMANCE OF THE INVESTMENT SERVICE SHARES HAS NOT BEEN ADJUSTED TO REFLECT THE LOWER EXPENSES OF THE INSTITUTIONAL SHARES.

[Dollar Sign Graphic Omitted]

           Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                  Institutional Shares
--------------------------------------------------------------------------------
Management Fees                                          .40%
--------------------------------------------------------------------------------
Other Expenses                                           .37%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     .77%
--------------------------------------------------------------------------------

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME.
  WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE MOST RECENTFISCAL YEAR WERE AS FOLLOWS:

                             INSTITUTIONAL SHARES   .43%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 Year                  3 Years               5 Years             10 Years
--------------------------------------------------------------------------------
  $79                     $246                  $428                 $954
--------------------------------------------------------------------------------

Expedition Tax-Free Money Market Fund

[portfolio folder graphic omitted]

           Fund Summary

--------------------------------------------------------------------------------
Investment Goal         Current income exempt from Federal income tax,
                        consistent with stability of principal
--------------------------------------------------------------------------------
Investment Focus        Tax-free money market instruments
--------------------------------------------------------------------------------
Share Price Volatility  Very low
--------------------------------------------------------------------------------
Principal               Investment Strategy Investing in a well diversified
                        portfolio of short-term  municipal securities which pay
                        interest that is exempt from Federal income tax
--------------------------------------------------------------------------------
Investor Profile        Taxable investors who want income exempt from Federal
                        income tax through a liquid investment
--------------------------------------------------------------------------------

[binoculars graphic omitted]

           Investment Strategy of the Expedition
           Tax-Free Money Market Fund

The Fund invests substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio seeks to be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in one of the two highest rating categories or unrated securities that have been determined by the Sub-Adviser to be of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.
    The Adviser has engaged Weiss, Peck & Greer, L.L.C. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

[life preserver graphic omitted]

           Principal Risks of Investing in the Expedition
           Tax-Free Money Market Fund

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.
    Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

[target graphic omitted]

           Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
    This bar chart shows the performance of the Tax-Free Money Market Fund's Investment Service Shares for one year.* Investment Service Shares are not offered by this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes will be substantially similar. The performance of the Investment Service Shares has not been adjusted to reflect the lower expenses of the Institutional Shares.

Expedition Tax-Free Money Market Fund

[Bar chart omitted]
Plot points are as follows:

1999 - 3.02%

                  BEST QUARTER            WORST QUARTER
                      0.85%                   0.63%
                   (12/31/99)               (03/31/99)

*THE  PERFORMANCE  INFORMATION  SHOWN ABOVE IS BASED ON A CALENDAR YEAR.
 CALL  1-800-992-2085  FOR THE FUND'S CURRENT 7-DAY YIELD.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

Institutional Shares                        1 Year        Since Inception
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                  3.02%*            2.99%*
--------------------------------------------------------------------------------

* INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING APRIL 14, 1999. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT DATE REPRESENTS PERFORMANCE OF THE FUND'S INVESTMENT SERVICE SHARES, WHICH WERE OFFERED MAY 20, 1998. THE PERFORMANCE OF THE INVESTMENT SERVICE SHARES HAS NOT BEEN ADJUSTED TO REFLECT THE LOWER EXPENSES OF THE INSTITUTIONAL SHARES.

[dollar sign graphic omitted]

Fund Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                           Institutional Shares
--------------------------------------------------------------------------------
Management Fees                                                   .40%
--------------------------------------------------------------------------------
Other Expenses                                                    .49%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              .89%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE AS FOLLOWS:

                            INSTITUTIONAL SHARES   .43%

For more information about these fees, see "Investment Adviser and Sub-Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                 5 Years            10 Years
--------------------------------------------------------------------------------
  $91                    $284                    $493              $1,096
--------------------------------------------------------------------------------

More Information About Fund Investment

[portfolio folder graphic omitted]

     In addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that either Fund will achieve its investment goal.

Investment Adviser And Sub-Adviser

[Hand pointing graphic omitted]

     The Investment Adviser makes investment decisions for the Money Market Fund and continuously reviews, supervises and administers the Money Market Fund's investment program. The Adviser oversees the Sub-Adviser to ensure compliance with the Tax-Free Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of Expedition Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.
    Compass Bank, a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares) serves as the Adviser to the Funds. Compass Bank has served as an investment adviser to mutual funds since 1990. Through the Compass Asset Management Group, the Adviser and its affiliates provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1999, Compass Bank had approximately $8.4 billion in assets under administration, with investment discretion over $3.1 billion. For the fiscal period ended October 31, 1999, Compass Bank received advisory fees as a percentage of average daily net assets (after waivers) of:

            Money Market Fund               .18%

            Tax-Free Money Market Fund      .12%

    Weiss, Peck & Greer, L.L.C. (WPG), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax-Free Money Market Fund on

Investment Adviser And Sub-Adviser

a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.

Additional Compensation

Compass Bank and its affiliates may act as fiduciaries or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Compass Bank receives compensation for acting as the Funds' investment adviser. Compass Bank and its affiliates also receive compensation in connection with the following:

    CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .02% of each Fund's average daily net assets.

    SUB-ADMINISTRATION   SERVICES.  Compass  Bank  provides   sub-administrative
services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to .02% of each Fund's average daily net assets.

    BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, Compass Bank, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc., which brokerage affiliates will earn commissions on these transactions.

Purchasing, Selling And Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.
    Institutional Shares are for financial
institutions investing for their own or their customers' accounts.
Institutional Shares are also available for purchase by subsidiaries and other affiliates of Compass Bancshares, including the Compass Asset Management Group, on behalf of certain qualifying fiduciary, trust, agency, investment advisory, asset allocation, custody or similar accounts.

[Money graphic omitted]

           How to Purchase Fund Shares

You may purchase shares directly by:

    [Bullet]    Mail
    [Bullet]    Telephone, or
    [Bullet]    Wire

To purchase Institutional Shares, qualifying customers of the Compass Asset Management Group should contact their authorized Asset Management Group representative by calling Compass Bank. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.
    You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

Purchasing, Selling And Exchanging Fund Shares

General Information

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).
    A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.
    The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order. We expect that the NAV of the Funds will remain constant at $1.00 per share.
    The Money Market Fund calculates its NAV each business day at 12:00 noon and 4:00 p.m. Central time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order and federal funds (readily available funds) before 4:00 p.m. Central time.
    The Tax-Free Money Market Fund calculates its NAV each Business Day at 12:00 noon Central time and the close of normal trading on the NYSE (normally 3:00 p.m. Central time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 11:30 a.m. Central time and federal funds (readily available funds) before 1:00 p.m. Central time.

How We Calculate NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.
    In calculating NAV for the Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Purchasing, Selling And Exchanging Fund Shares

[Money graphic omitted]

           How to Sell Your Fund Shares

Holders of the Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative. Other investors holding shares through a financial institution or intermediary should contact their financial institution or intermediary.
    If you would like to sell $40,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).
    The sale price of each share will be the next NAV determined after we receive your request. Redemption requests received before 11:30 a.m. Central time for the Tax-Free Money Market Fund and before 4:00 p.m. Central time for the Money Market Fund will not be entitled to that day's dividend.

Receiving Your Money

Normally, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. Your proceeds can be wired to your bank account (amounts less than $5,000 may be subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Purchasing, Selling And Exchanging Fund Shares

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or otherwise permitted by the Securities and Exchange Commission ("SEC"). More information about this is in our Statement of Additional Information.

[Money graphic omitted]

           How to Exchange Your Shares

You may exchange your shares for any other Institutional Shares of the Expedition Funds on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.
    You may also exchange shares through your financial institution by mail or telephone. Customers of the Compass Asset Management Group should contact their Asset Management Group authorized representative.
    IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.
    When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Purchasing, Selling And Exchanging Fund Shares

Dividends and Distributions

Dividends are declared daily and paid monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.
    You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.
    Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.
    The Tax-Free Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.
MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

    [FLY PAGE OMITTED]

Financial Highlights

The table that follows presents performance information about Institutional Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

For the  periods  ended  October  31, For a Share  Outstanding  Throughout  each
Period.
--------------------------------------------------------------------------------






                           Net                 Realized and     Distributions                Net Asset
                      Asset Value,     Net      Unrealized       from Net    Distributions     Value,
                       Beginning   Investment Gains or Losses   Investment       from          End of
                       of Period     Income   on Investments     Income     Capital Gains      Period
                       ----------   --------  -----------   --------------   --------------   ---------
------------------
MONEY MARKET FUND
------------------
  Institutional Shares
  1999                    $ 1.00       0.05         --            (0.05)           --         $ 1.00
  1998                      1.00       0.05         --            (0.05)           --           1.00
  1997(1)                   1.00       0.02         --            (0.02)           --           1.00
--------------------------
TAX-FREE MONEY MARKET FUND
--------------------------
  Institutional Shares
  1999(2)                 $ 1.00       0.02         --            (0.02)           --         $ 1.00

(1) Commenced operations on June 9, 1997.
(2) Commenced operations on April 14, 1999.

                                                        Ratio
                                                     of Expenses
                                     Ratio of Net     to Average
                             Ratio of  Investment     Net Assets
             Net Assets     Expenses  Income (loss)  (Excluding
    Total     End of       to Average  to Average    Waivers and
   Return+  Period (000)   Net Assets  Net Assets    Reimbursements)
  --------  ------------- ----------- -------------  --------------
     4.83%   $130,798         0.43%      4.73%         0.77%
     5.33%   $102,699         0.43%      5.18%         0.66%
     5.26%     48,006         0.43%*     5.22%*        0.70%*




     1.69%   $ 28,874         0.43%*     3.06%*        0.89%*


   ------------------------------------
    Ratio of Net
   Investment Income
   (loss) to Average
     Net Assets
     (Excluding
     Waivers and          Portfolio
    Reimbursements)     Turnover Rate
   ----------------    ----------------

         4.39%              --
         4.95%               --
         4.95%*              --




         2.60%*              --


* Annualized
+ Returns are for the period indicated and have not been annualized.

                                                           Notes

Expedition Money Market Fund
Expedition Tax-Free Money Market Fund

Institutional Shares
March 1, 2000

INVESTMENT ADVISER AND CUSTODIAN
Compass Bank
15 S. 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about Expedition Funds is available withou charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI) the SAI dated March 1, 2000, includes detailed information about Expedition Funds. The SAI is on file with the sec and is incorporated by reference into this prospectus. This means that the sai, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the funds' holdings and contain information from the funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. the reports also contain detailed financial information about the funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
BY TELEPHONE: CALL 1-800-992-2085

BY MAIL: Write to us
Expedition Funds
c/o State Street Bank and Trust Company
P.O. Box 8010
Boston, Massachusetts  02266

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Expedition Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Expedition Funds' Investment Company Act registration number is 811-5900.

EXP-F-022-02

PROSPECTUS

EXPEDITION MONEY MARKET FUND
EXPEDITION TAX-FREE MONEY MARKET FUND
INVESTMENT SERVICE SHARES


March 1, 2000

[Logo Omitted]

INVESTMENT ADVISER:     COMPASS BANK

INVESTMENT SUB-ADVISER: WEISS, PECK & GREER, L.L.C.
                        (EXPEDITION TAX-FREE MONEY MARKET FUND)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ABOUT THIS PROSPECTUS

[binoculars graphic omitted]

EXPEDITION FUNDS is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investment Service Shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.
    Expedition Funds also offers shares of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund in a separate prospectus which is available by calling 1-800-992-2085.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:
                                      PAGE
Money Market Fund                                                            2
Tax-Free Money Market Fund                                                   6
More Information About Fund Investments                                     10
Investment Adviser and Sub-Adviser                                          10
Purchasing, Selling and Exchanging Fund Shares                              12
Shareholder Services                                                        17
Dividends and Distributions                                                 17
Taxes                                                                       18
Financial Highlights                                                        20
How To Obtain More Information About
  The Expedition Funds                                              Back Cover

SHARES OF THE EXPEDITION FUNDS ARE NOT DEPOSITS OF OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF THEIR AFFILIATES, OR ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.
AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF ALL OR A PORTION OF THE PRINCIPAL INVESTED, AND THE INVESTMENT RETURN AND VALUE OF SHARES OF THE FUNDS WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN LIQUIDATED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
EACH MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT WE CANNOT GUARANTEE THIS.
COMPASS BANK SERVES AS INVESTMENT ADVISER AND CUSTODIAN TO THE EXPEDITION FUNDS, AND COMPASS BANK AND VARIOUS OF ITS AFFILIATES MAY PROVIDE VARIOUS SERVICES TO THE FUNDS, FOR WHICH INVESTMENT ADVISORY, CUSTODIAN AND OTHER SERVICES COMPASS BANK AND/OR SUCH OTHER AFFILIATES ARE ENTITLED TO RECEIVE COMPENSATION.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

EACH FUND IS A MUTUAL FUND. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.
    Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

EXPEDITION MONEY MARKET FUND

[portfolio folder graphic omitted]

FUND SUMMARY


Investment Goal          Current income consistent with stability of principal
--------------------------------------------------------------------------------
Investment Focus                 Money market instruments
--------------------------------------------------------------------------------
Share Price Volatility           Very low
--------------------------------------------------------------------------------
Principal Investment Strategy    Investing in a broad range of highest quality,
                                 short-term U.S. dollar denominated debt
                                 securities
--------------------------------------------------------------------------------
Investor Profile                 Conservative investors who want to receive
                                 current income through a liquid investment

[binoculars graphic omitted]
INVESTMENT STRATEGY OF THE
EXPEDITION MONEY MARKET FUND

The Fund invests in a broad range of high quality, short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporations, supranational entities, and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the highest rating category or unrated securities that the Adviser determines are of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.
    The Adviser's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality through careful credit screening as well as ongoing monitoring of each issuer and any person or company providing credit support.

[Life preserver graphic omitted]
PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION
MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[target graphic omitted]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment Service Shares from year to year.*

    [Bar Chart Omitted]
    Plot Points are as follows:

    1991 - 5.99%
    1992 - 3.73%
    1993 - 2.77%
    1994 - 3.65%
    1995 - 5.59%
    1996 - 4.86%
    1997 - 5.03%
    1998 - 4.99%
    1999 - 4.64%

                  BEST QUARTER            WORST QUARTER
                      1.67%                   0.66%
                   (03/31/91)               (03/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.
CALL 1-800-992-2085 FOR THE FUND'S CURRENT
7-DAY YIELD.
This table presents the Fund's average annual total returns for the periods ended December 31, 1999.

Investment Service Shares     1 Year          5 Years        Since Inception
-------------------------------------------------------------------------------
Money Market Fund               4.64%          5.02%            4.89%*
-------------------------------------------------------------------------------
*  Since February 5, 1990.

[dollar sign graphic omitted]
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                      Investment Service Shares
-------------------------------------------------------------------------------
Management Fees                                                    .40%
-------------------------------------------------------------------------------
Shareholder Servicing Fees                                         .25%
-------------------------------------------------------------------------------
Other Expenses                                                     .37%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              1.02%
--------------------------------------------------------------------------------

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME.
  WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE MOST RECENT RECENT FISCAL YEAR WERE AS FOLLOWS:

                        INVESTMENT SERVICE SHARES   .68%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Shareholder Services."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

 1 Year                 3 Years               5 Years              10 Years
-------------------------------------------------------------------------------
 $104                     $325                  $563               $1,248
-------------------------------------------------------------------------------

[Fly page omitted]

EXPEDITION TAX-FREE MONEY MARKET FUND

[portfolio folder graphic omitted]
FUND SUMMARY

-------------------------------------------------------------------------------
Investment Goal                  Current income exempt from Federal income tax,
                                 consistent with stability of principal
-------------------------------------------------------------------------------
Investment Focus                 Tax-free money market instruments
-------------------------------------------------------------------------------
Share Price Volatility           Very low
--------------------------------------------------------------------------------
Principal Investment Strategy    Investing in a well diversified portfolio of
                                 short-term municipal securities which pay
                                 interest that is exempt from Federal income
                                 tax
--------------------------------------------------------------------------------
Investor Profile                 Taxable investors who want income exempt from
                                 Federal income tax through a liquid investment

[binoculars graphic omitted]
INVESTMENT STRATEGY OF THE EXPEDITION
TAX-FREE MONEY MARKET FUND

The Fund invests substantially all of its assets in a broad range of high quality, short-term municipal money market instruments that pay interest that is exempt from Federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio seeks to be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in one of the two highest rating categories or unrated securities that have been determined by the Sub-Adviser to be of comparable quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.
    The Adviser has engaged Weiss, Peck & Greer, L.L.C. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

[life preserver graphic omitted]
PRINCIPAL RISKS OF INVESTING IN THE EXPEDITION
TAX-FREE MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. An investment in the Fund is not a deposit of Compass Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities.
    Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

[target graphic omitted]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
    This bar chart shows the performance of the Fund's Investment Service Shares for one year.*

    [Bar Chart Omitted]
    Plot Points are as follows:

    1999 - 2.84%

BEST QUARTER      WORST QUARTER
    0.79%             0.63%
 (12/31/99)        (03/31/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. CALL 1-800-992-2085 FOR THE FUND'S CURRENT 7-DAY YIELD.

EXPEDITION TAX-FREE MONEY MARKET FUND

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

Investment Service Shares                   1 Year        Since Inception
------------------------------------------------------------------------------
Tax-Free Money Market Fund                  2.84%             2.88%*
------------------------------------------------------------------------------

* SINCE MAY 20, 1998.

[dollar sign graphic omitted]
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                     Investment Service Shares
--------------------------------------------------------------------------------
Management Fees                                                 .40%
--------------------------------------------------------------------------------
Shareholder Servicing Fees                                      .25%
--------------------------------------------------------------------------------
Other Expenses                                                  .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            .95%
--------------------------------------------------------------------------------

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME.
  WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE AS FOLLOWS:

                         INVESTMENT SERVICE SHARES .68%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and Shareholder Services."

EXPEDITION TAX-FREE MONEY MARKET FUND

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
    The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                 5 Years            10 Years
--------------------------------------------------------------------------------
  $97                    $303                    $525              $1,166
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

[PORTFOLIO FOLDER GRAPHIC OMITTED]
IN ADDITION TO THE INVESTMENTS AND STRATEGIES described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that either Fund will achieve its investment goal.

[hand graphic omitted]
INVESTMENT ADVISER AND SUB-ADVISER
THE INVESTMENT ADVISER makes investment decisions for the Money Market Fund and continuously reviews, supervises and administers the Money Market Fund's investment program. The Adviser oversees the Sub-Adviser to ensure compliance with the Tax-Free Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives (described below). The Board of Trustees of Expedition Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.
    Compass Bank, a wholly-owned subsidiary of Compass Bancshares, Inc. (Compass Bancshares), serves as the Adviser to the Funds. Compass Bank has served as an investment adviser to mutual funds since 1990. Through the Compass Asset Management Group, the Adviser and its affiliates provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1999, Compass Bank had approximately $8.4 billion in assets under administration, with investment discretion over $3.1 billion. For the fiscal period ended October 31, 1999, Compass Bank received advisory fees as a percentage of average daily net assets (after waivers) of:

            Money Market Fund               .18%

            Tax-Free Money Market Fund      .12%

INVESTMENT ADVISER AND SUB-ADVISER

    Weiss, Peck & Greer, L.L.C. (WPG), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax-Free Money Market Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.


ADDITIONAL COMPENSATION

Compass Bank and its affiliates may act as fiduciaries or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Compass Bank receives compensation for acting as the Funds' investment adviser. Compass Bank and its affiliates also receive compensation in connection with the following:

   CUSTODY SERVICES. Compass Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .02% of each Fund's average daily net assets.

   SHAREHOLDER SERVICING FEES. To the extent that Investment Service Shares are held through Compass Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Compass Brokerage, Inc., those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to .25% of each Fund's average daily net assets.

   SUB-ADMINISTRATION SERVICES. Compass Bank provides sub-administrative services to the Funds. For providing these services, Compass Bank is compensated by the Funds' administrator (not by the Funds) at an annual rate of up to .02% of each Fund's average daily net assets.

   BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the Funds, Compass Bank, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Compass Brokerage, Inc., which brokerage affiliates will earn commissions on these transactions.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.
   Investment Service Shares are for individual and institutional investors. Investment Service Shares are also available to customers of subsidiaries and other affiliates of Compass Bancshares, including certain customers maintaining accounts with the Compass Asset Management Group or obtaining brokerage, investment and similar services through Compass Brokerage, Inc. or other subsidiaries or affiliates of Compass Bancshares.

[Money graphic omitted]
HOW TO PURCHASE FUND SHARES

You may purchase shares by:
    [square bullet]    Mail

    [square bullet]    Telephone, or

    [square bullet]    Wire

To purchase shares directly from us, complete and send in an account application. If you need an application or have questions, please call 1-800-992-2085. To purchase Investment Service Shares through their Compass Asset Management Group account, customers should contact their authorized Asset Management Group representative. Compass Brokerage, Inc. customers should contact their Compass Brokerage, Inc. authorized representative. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Expedition Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.
    You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).
    A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.
    The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order. We expect that the NAV of the Funds will remain constant at $1.00 per share.
    The Money Market Fund calculates its NAV each business day at 12:00 noon and 4:00 p.m. Central time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order and federal funds (readily available funds) before 4:00 p.m. Central time.
    The Tax-Free Money Market Fund calculates its NAV each Business Day at 12:00 noon Central time and the close of normal trading on the NYSE (normally 3:00 p.m. Central time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your order before 11:30 a.m. Central time and federal funds (readily available funds) before 1:00 p.m. Central time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.
    In calculating NAV for the Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

MINIMUM PURCHASES

To purchase Investment Service Shares for the first time, you must invest at least $1,000 in either Fund. The minimum purchase amount for IRA accounts is $500. The minimum is $25 in the case of directors, officers and employees of Compass Bancshares and its affiliates (and members of their immediate families) participating in the Systematic Investment Plan. Your subsequent investments in either Fund must be made in amounts of at least $100 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families).
    A Fund may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either Fund automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $100 ($25 in the case of directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families) for each Fund.

[money graphic omitted]
HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Compass Asset Management Group customers should contact their Asset Management Group authorized representative. Customers of Compass Brokerage Inc. should contact their Compass Brokerage authorized representative.
    If you own your shares directly, you may sell your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.
    If you would like to sell $40,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

PURCHASING, SELLING AND EXCHANGING FUND SHARES

    The sale price of each share will be the next NAV determined after we receive your request. Redemption requests received before 11:30 a.m. Central time for the Tax-Free Money Market Fund and before 4:00 p.m. Central time for the Money Market Fund will not be entitled to that day's dividend.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request, and in any event within seven days. Your proceeds can be wired to your bank account (amounts less than $5,000 may be subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or otherwise permitted by the Securities and Exchange Commission ("SEC"). More information about this is in our Statement of Additional Information.

[Money graphic omitted]
HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-992-2085.
   You may also exchange shares through your financial institution by mail or telephone. Compass Asset Management customers should contact their Asset Management Group authorized representative. Customers of Compass Brokerage Inc. should contact their Compass Brokerage authorized representative. Exchange requests must be for an amount of at least $1,000 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families).
    IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.
    When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

    If you exchange your Investment Service Shares that you purchased without a sales charge or with a lower sales charge for any Investment Service, Class A or Class B Shares with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICES

Each Fund has adopted a shareholder service plan that allows the Fund to pay service fees for services provided to Investment Service shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Shareholder servicing fees under the plan, as a percentage of average daily net assets, are .25% for Investment Service Shares.
    The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

DIVIDENDS AND DISTRIBUTIONS

    You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.
    Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.
    The Tax-Free Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.
    MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

[FLY PAGE OMITTED]

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Investment
Service shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-992-2085.

FOR THE PERIODS ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------


                                REALIZED    DISTRI-
                                  AND       BUTION   DISTRIBU-
             NET ASSET    NET  UNREALIZED   FROM       TIONS     NET ASSET
               VALUE    INVEST- GAINS OR     NET       FROM       VALUE,
             BEGINNING    MENT  LOSSES ON  INVESTMENT CAPITAL     END OF
             OF PERIOD  INCOME INVESTMENTS  INCOME     GAINS      PERIOD
            ----------  ------ ----------- ---------- --------- ---------
-----------------
MONEY MARKET FUND
-----------------
  Investment Service
    Shares (1)

  1999       $ 1.00     0.05       --       (0.05)      --       $  1.00
  1998         1.00     0.05       --       (0.05)      --          1.00
  1997         1.00     0.08       --       (0.08)      --          1.00
  1996         1.00     0.04       --       (0.04)      --          1.00
  1995         1.00     0.05       --       (0.05)      --          1.00
--------------------------
TAX-FREE MONEY MARKET FUND
--------------------------
  Investment Service Shares
  1999       $ 1.00     0.03       --       (0.03)      --       $  1.00
  1998(2)      1.00     0.01       --       (0.01)      --          1.00

(1) During 1997, the Starburst Money market Trust Shares were renamed the Expedition Money Market Investment Service Shares.
(2) Commenced operations on May 20, 1998.

-------------------------------------------------------------------------------

                                                         RATIO         RATIO OF NET
                                                       OF EXPENSES   INVESTMENT INCOME
                                        RATIO OF NET   TO AVERAGE    (LOSS) TO AVERAGE
                           RATIO OF      INVESTMENT     NET ASSETS      NET ASSETS
            NET ASSETS     EXPENSES     INCOME (LOSS)  (EXCLUDING      (EXCLUDING
 TOTAL        END OF     TO AVERAGE      TO AVERAGE     WAIVERS AND     WAIVERS AND       PORTFOLIO
RETURN+    PERIOD (000)   NET ASSETS     NET ASSET    REIMBURSEMENTS)  REIMBURSEMENTS   TURNOVER RATE
-------    -----------   -----------    ------------- --------------- ----------------  -------------
  4.56%     $186,431        0.68%          4.47%         1.02%              4.13%            --
  5.07%      142,910        0.68%          4.95%         0.91%              4.73%            --
  4.97%      147,651        0.73%          4.84%         0.85%              4.72%            --
  4.95%      136,666        0.71%          4.85%         0.71%              4.85%            --
  5.51%      141,434        0.56%          5.38%         0.66%              5.28%            --

--------------------------
TAX-FREE MONEY MARKET FUND
--------------------------

  Investment Service Shares
   2.77%  $  59,889        0.68%           2.73%         0.95%              2.46%            --
   1.33%     64,542        0.68%*          2.95%*        0.78%*             2.85%*           --


  * Annualized
  + Returns are for the period indicated and have not been annualized.

                                      Notes

                                      Notes

                                      Notes

Fly Page Omitted

EXPEDITION MONEY MARKET FUND
EXPEDITION TAX-FREE MONEY MARKET FUND

Investment Service Shares

March 1, 2000

INVESTMENT ADVISER AND CUSTODIAN
Compass Bank
15 S. 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about expedition funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI Dated March 1, 2000, includes detailed information about Expedition
Funds.
The SAI is on file with the sec and is incorporated by reference into this prospectus.
This means that the sai, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the funds' holdings and contain information from the funds' managers about strategies, and recent market conditions and trends and their impact on fund performance. the reports also contain detailed financial information about the funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
BY TELEPHONE: Call 1-800-992-2085

BY MAIL: Write to us
Expedition Funds
C/O State Street Bank and Trust Company
P.O. BOX 8010
Boston, Massachusetts 02266

FROM THE SEC: You can also obtain the sai or the annual and semi-annual reports, as well as other information about expedition funds, from the edgar database on the sec's website ("http://www.sec.gov"). you may review and copy documents at the sec public reference room in washington, dc (for information on the operation of the public reference room, call 202-942-8090). you may request documents by mail from the sec, upon payment of a duplicating fee, by writing to: securities and exchange commission, public reference section, washington, dc 20549-0102. you may also obtain this information, upon payment of a duplicating fee, by e-mailing the sec at the following address: publicinfo@sec.gov. expedition funds' investment company act registration number is 811-5900.

EXP-F-021-02